CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Preferred Stock	Common Stock	Common Stock to be issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Aug. 31, 2018		12,257,640
Beginning Balance, Value at Aug. 31, 2018		$ 1,226		$ 601,825	$ (738,004)	$ (134,953)
Common stock issued for services rendered, Shares			1,533,333
Common stock issued for services rendered, Value			$ 153	350,812		350,965
Proceeds from common stock subscriptions, Shares		266,667
Proceeds from common stock subscriptions, Value		$ 27		99,973		100,000
Proceeds from common stock subscriptions- to be issued, Shares			360,000
Proceeds from common stock subscriptions- to be issued, Value			$ 36	134,964		135,000
Net Loss					(389,597)	(389,597)
Ending Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Ending Balance, Value at Aug. 31, 2019		$ 1,253	$ 189	1,187,574	(1,127,601)	61,415
Stock based compensation, Share		9,188,888	(1,226,579)
Stock based compensation, Value		$ 919	$ (122)	2,347,336		2,348,133
Proceeds from common stock subscriptions, Shares		5,180,402	510,204
Proceeds from common stock subscriptions, Value		$ 517	$ 51	714,044		714,612
Common stock to be issued for investment, Shares
Common stock to be issued for investment, Value
Common stock issued in settlement of convertible notes payable and accrued interest, Shares			694,900
Common stock issued in settlement of convertible notes payable and accrued interest, Value			$ 69	242,566		242,635
Discount on convertible notes				126,467		126,467
Preferred stock issued, Shares	6,000,000
Preferred stock issued, Value	$ 600			200		800
Effects of Reverse stock-split, shares		188,822
Effects of Reverse stock-split, Value		$ 19		(19)
Net Loss					(4,929,348)	(4,929,348)
Ending Balance, Shares at Aug. 31, 2020	6,000,000	27,082,419	1,871,858
Ending Balance, Value at Aug. 31, 2020	$ 600	$ 2,708	$ 187	$ 4,618,168	$ (6,056,949)	$ (1,435,286)